Victory Tax Exempt Money Market Fund Expense Example - Victory Tax Exempt Money Market Fund - Fund Shares	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 757